TAXATION (Reconciliation of Accrued Unrecognized Tax Positions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
TAXATION [Abstract]
Balance at the beginning of year	$ 3,137	¥ 20,320	¥ 101,485
Additions based on tax positions related to the current year	1,850	11,983	8,890
Additions (decrease) related to prior year tax position	$ 917	¥ 5,944	3,995
Decrease due to the disposal of CAH and WHT			(91,274)
Decrease relating to expiration of applicable statute of limitation	$ (333)	¥ (2,157)	(2,776)
Balance at the end of year	$ 5,571	¥ 36,090	¥ 20,320